Earnings (Loss) Per Share Data (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings (loss) per common share - Basic:
Income from continuing operations	$ 58,627	$ (69,351)	$ 47,302	$ 48,314	$ 53,169	$ 56,017	$ 12,623	$ 50,134	$ 84,892	$ 171,943	$ 142,779
Loss from discontinued operations	(142,323)	3,042	4,917	6,040	5,849	5,408	6,069	5,605	(128,324)	22,931	(55,855)
Net income (loss)	(83,696)	(66,309)	52,219	54,354	59,018	61,425	18,692	55,739	(43,432)	194,874	86,924
Common shares (in shares)	100,470,000	101,811,000	102,867,000	103,210,000	106,773,000	109,315,000	110,580,000	111,487,000	102,080,000	109,531,000	113,000,000
Basic earnings per share, continuing operations (per share)	$ 0.58	$ (0.68)	$ 0.46	$ 0.47	$ 0.50	$ 0.51	$ 0.11	$ 0.45	$ 0.83	$ 1.57	$ 1.26
Basic earnings per share, discontinued operations (per share)	$ (1.42)	$ 0.03	$ 0.05	$ 0.06	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ (1.26)	$ 0.21	$ (0.49)
Earnings Per Share, Basic	$ (0.83)	$ (0.65)	$ 0.51	$ 0.53	$ 0.55	$ 0.56	$ 0.17	$ 0.50	$ (0.43)	$ 1.78	$ 0.77
Effect of Dilutive Securities [Abstract]
Stock options, warrants and awards									0	0	0
Interest Income Convertible Securities									281	284	287
convertible debentures, common shares (in shares)									6,736,000	2,891,000	1,011,000
Stock options, warrants and awards, common shares (in shares)									633,000	566,000	770,000
Diluted EPS [Abstract]
Loss from discontinued operations	(142,323)	3,042	4,917	6,040	5,849	5,408	6,069	5,605	(128,324)	22,931	(55,855)
Net income plus assumed conversions									(43,151)	195,158	87,211
Diluted shares (in shares)	108,980,000	101,811,000	109,931,000	107,466,000	110,074,000	111,951,000	113,472,000	116,500,000	109,449,000	112,988,000	114,781,000
Diluted earnings per share, continuing operations plus assumed conversions (per share)	$ 0.54	$ (0.68)	$ 0.43	$ 0.45	$ 0.48	$ 0.50	$ 0.11	$ 0.43	$ 0.78	$ 1.52	$ 1.25
Diluted earnings per share, discontinued operations (per share)	$ (1.31)	$ 0.03	$ 0.04	$ 0.06	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ (1.17)	$ 0.20	$ (0.49)
Earnings Per Share, Diluted	$ (0.77)	$ (0.65)	$ 0.48	$ 0.51	$ 0.54	$ 0.55	$ 0.17	$ 0.48	$ (0.39)	$ 1.73	$ 0.76
Income from continuing operations plus assumed conversions									$ 85,173	$ 172,227	$ 143,066
Aggregate number of stock options, warrants and awards excluded from the computation of diluted EPS (in shares)									700,000	2,100,000	2,600,000
3.75% Convertible Senior Subordinated Notes, due 2025 [Member]
Diluted EPS [Abstract]
treasury stock method average share price to include dilutive securities									$ 27.11
4.00% Junior Subordinated Convertible Debentures, due 2033 [Member]
Diluted EPS [Abstract]
treasury stock method average share price to include dilutive securities									$ 40.82
3.25% Convertible Senior Debentures, Due 2035 [Member]
Diluted EPS [Abstract]
treasury stock method average share price to include dilutive securities									$ 77.88
3.75% Convertible Senior Subordinated Notes Due 2042 [Member]
Diluted EPS [Abstract]
treasury stock method average share price to include dilutive securities									$ 41.05
3.5% Convertible senior subordinated debt [Domain]
Diluted EPS [Abstract]
treasury stock method average share price to include dilutive securities									$ 70.00